Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3 – BUSINESS COMBINATIONS

Business combinations in 2020:

On December 4, 2020, the Company completed the acquisition of a 67.36% equity interest in Botbrain, to complement its businesses and achieve synergies. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

December 4, 2020
Purchase consideration	$2,510,229

Net assets acquired,
Cash	1,016
Accounts receivable	129,877
Prepayment	15,500
Other receivables	115,625
Property, plant and equipment	11,236
Intangible assets	847,181
Short term borrowing	(160,335)
Receipt in advance	(15,608)
Accounts payable	(159,729)
Other payable	(1,180,087)
Deferred tax liabilities	(211,796)
(607,120)
Non-controlling interest	(731,858)
Goodwill	3,849,207

The purchase consideration of $2.5 million (RMB 16.4 million) comprised $1.5 million (RMB 9.6 million) in cash and 1,789,618 shares of common stock of LKCO.

Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisition. Refer to Note 9 for details.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third-party valuation firm. The valuation report considered generally accepted valuation methodologies such as the relief from royalty method. As the acquiree is a private company, the fair value estimate is based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) projected terminal values based on future cash flows (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

The pro forma results of operations for these subsidiaries have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.

Business combinations in 2021 :

On March 17, 2021, the Company completed the acquisition of its 100% equity interest in Saleya, to complement its businesses and achieve synergies. The Company believes Saleya provides it with a clear competitive advantage in the fields of autonomous driving, smart electric vehicles, intelligent transportation, and smart cities, through which the Company expects to accelerate its development in this industry. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

March 17, 2021
Purchase consideration	-
Cash consideration	$110,232,401
Share based payment	12,395,710
122,628,111
Net assets acquired,
Cash	1,639,102
Prepayment, Deposit and other receivables (current)	1,205,027
Accounts receivable	1,844,197
Bills receivable	14,944
Amount due from related parties	389,775
Property, plant and equipment	1,133,622
Intangible assets	72,832,550
Accounts payable	(2,789,224)
Contract liabilities	(271,995)
Other payable	(5,989,133)
Amount due to related parties	(340,220)
Short term loan	(6,815,175)
Tax payable	(22,069)
Long-term payable	(913,061)
Deferred Tax Liability Arising from IA (tax rate 15%)	(10,911,952)
Exchange reserve	(186,386)

Goodwill	71,808,110

Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisition. Refer to Note 9 for details.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third-party valuation firm. The valuation report considered generally accepted valuation methodologies such as the relief from royalty method. As the acquiree is a private company, the fair value estimate is based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) projected terminal values based on future cash flows (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

	LUOKUNG	SALEYA	Pro forma		Pro forma
	Technology	HOLDINGS	Adjustments		Consolidated
	(historical)	(historical)
Revenues	$18,263,788	$6,693,061	$(93,702)	[1]	$24,863,147
Cost of revenues	17,479,479	7,239,558	7,152,609	[1], [2]	31,871,646
GROSS PROFIT (LOSS)	784,309	(546,497)	(7,246,311)		(7,008,499)
Operating expenses	41,035,162	7,270,900	165,582		48,471,644
Loss from operations	(40,250,853)	(7,817,397)	(7,411,893)		(55,480,143)
Other income, net	193,888	274,055			467,943
NET LOSS	(40,056,965)	(7,543,342)	(7,411,893)		(55,012,200)
Less: Net loss attributable to non-controlling interest	191,325	-			191,325
Net loss attributable to owners of LKCO	(39,865,640)	(7,543,342)			(54,820,875)
COMPREHENSIVE LOSS	$(42,994,039)	$(8,449,399)	(7,411,893)		$(58,855,331)
Net loss per share - basic and diluted	(0.18)				(0.17)
Weighted average shares outstanding-basis and diluted	221,984,037		94,941,399	[3]	316,925,436

[1]	To eliminate intercompany transactions
[2]	To record amortization of intangible assets.
[3]	To adjust the weighted average number of ordinary shares which would have been outstanding during the year had the Acquisition occurred on the first day of the year presented.